UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):  [    ] is a restatement.
					  [    ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		Preservation Capital Management
Address:		1044 Main Street, Suite 500
			Kansas City, MO 64105

Form 13F File Number: 28-7238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David L. Sederholm
Title:	President
Phone:	816-474-7737

Signature, Place, and Date of Signing:

David L. Sederholm		Kansas City, Missouri   January 23,2001

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are reported in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$92689
								(thousands)


List of Other Included Managers:

None

<PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American International Group,  COM              026874107     2973    30161 SH       SOLE                    30161
Amgen Inc.                     COM              031162100     2108    32972 SH       SOLE                    32972
BEA Systems, Inc.              COM              073325102      592     8800 SH       SOLE                     8800
Bank One Corporation           COM              06423A103      251     6863 SH       SOLE                     6863
Biogen Inc.                    COM              090597105      312     5200 SH       SOLE                     5200
Boeing Co.                     COM              097023105     2851    43190 SH       SOLE                    43190
CSG Systems Intl. Inc.         COM              126349109     7920   168730 SH       SOLE                   168730
Capital One Financial Corp.    COM              14040H105      395     6000 SH       SOLE                     6000
Carnival Corporation Cl A      COM              143658102     1695    55012 SH       SOLE                    55012
CenturyTel Inc.                COM              156700106      224     6266 SH       SOLE                     6266
Cigna                          COM              125509109      357     2700 SH       SOLE                     2700
Cisco Systems, Inc.            COM              17275R102     1051    27485 SH       SOLE                    27485
Citigroup                      COM              172967101     3303    64692 SH       SOLE                    64692
Colgate Palmolive Co.          COM              194162103      981    15200 SH       SOLE                    15200
Comverse Technology, Inc.      COM              205862402      282     2600 SH       SOLE                     2600
Corning, Inc.                  COM              219350105     1381    26140 SH       SOLE                    26140
Countrywide Credit Inds. Inc.  COM              222372104     1869    37200 SH       SOLE                    37200
EMC Corp./Mass                 COM              268648102     3030    45570 SH       SOLE                    45570
Enron Corp.                    COM              293561106     2817    33884 SH       SOLE                    33884
Exxon Mobil Corp.              COM              30231G102     1503    17284 SH       SOLE                    17284
F & M Natl Corp.               COM              302374103      962    36831 SH       SOLE                    36831
Fannie Mae                     COM              313586109     1430    16489 SH       SOLE                    16489
Firstar Corporation            COM              33763V109      758    32616 SH       SOLE                    32616
FleetBoston Financial Corporat COM              339030108      864    23001 SH       SOLE                    23001
General Electric Co.           COM              369604103     4855   101278 SH       SOLE                   101278
Global Marine Inc.             COM              379352404      651    22950 SH       SOLE                    22950
Golden West Financial Corp.    COM              381317106      952    14100 SH       SOLE                    14100
Hartford Finl. Services Group  COM              416515104     1004    14220 SH       SOLE                    14220
Honeywell International Inc.   COM              438516106      757    16009 SH       SOLE                    16009
Intel Corp.                    COM              458140100     2231    74221 SH       SOLE                    74221
JDS Uniphase Corporation       COM              46612J101      205     4925 SH       SOLE                     4925
Johnson & Johnson              COM              478160104     1372    13062 SH       SOLE                    13062
Medtronic Inc.                 COM              585055106     3091    51200 SH       SOLE                    51200
Merrill Lynch & Co. Inc.       COM              590188108      511     7500 SH       SOLE                     7500
Microsoft Corp.                COM              594918104     1139    26250 SH       SOLE                    26250
Motorola Inc.                  COM              620076109      745    36810 SH       SOLE                    36810
Nasdaq 100 Trust, Series 1     COM              631100104      613    10500 SH       SOLE                    10500
Nokia Corp.                    COM              654902204     4675   107460 SH       SOLE                   107460
Northrop Grumman Corp.         COM              666807102      830    10000 SH       SOLE                    10000
Oracle Corp.                   COM              68389X105     5071   174488 SH       SOLE                   174488
Pepsico Inc.                   COM              713448108     1395    28140 SH       SOLE                    28140
Phillips Petroleum Co.         COM              718507106     1467    25800 SH       SOLE                    25800
Procter & Gamble Co.           COM              742718109      867    11050 SH       SOLE                    11050
Qualcomm, Inc.                 COM              747525103      456     5550 SH       SOLE                     5550
Royal Dutch Petroleum Co.      COM              780257804      260     4300 SH       SOLE                     4300
Schering Plough Corp.          COM              806605101     5288    93180 SH       SOLE                    93180
Schlumberger Ltd.              COM              806857108      859    10750 SH       SOLE                    10750
Smithkline Beecham PLC         COM              832378301      811    13040 SH       SOLE                    13040
Sun Microsystems Inc.          COM              866810104     7831   280948 SH       SOLE                   280948
Symantec                       COM              871503108      250     7500 SH       SOLE                     7500
Texas Instruments Inc.         COM              882508104      422     8900 SH       SOLE                     8900
Time Warner Inc.               COM              887315109     1787    34200 SH       SOLE                    34200
USX Marathon Group             COM              902905827      916    33000 SH       SOLE                    33000
United Technologies Corp.      COM              913017109      299     3800 SH       SOLE                     3800
Wells Fargo & Co.              COM              949746101      752    13500 SH       SOLE                    13500
WorldCom, Inc.                 COM              98157D106      415    29487 SH       SOLE                    29487